Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Assets Current [Abstract]
Schedule of Other Current Assets
Other current assets consists of the following:

(Amounts in thousands)	June 30, 2021	December 31, 2020
Net receivable for value added tax (“VAT”)	$144,439	$107,104
Prepaid lease cost	50,328	61,232
Deposits held by landlords	48,315	25,574
Straight-line revenue receivable	34,885	35,418
Prepaid software	33,249	19,981
Prepaid member referral fees	27,861	31,617
Disposition proceeds holdback amounts receivable (Note 5 and 3)	5,323	17,500
Deposits on property and equipment	3,275	3,161
Other prepaid expenses and current assets	87,773	50,585

Total other current assets	$435,448	$352,172

Other current assets consists of the following:

	December 31,
(Amounts in thousands)	2020	2019
Net receivable for value added tax (“VAT”)	$107,104	$146,135
Deposits on property and equipment	3,161	47,716
Prepaid lease cost	61,232	50,970
Prepaid member referral fees	31,617	57,937
Prepaid software	19,981	30,246
Straight-line revenue receivable	35,418	28,162
Deposits held by landlords	25,574	—
Disposition proceeds holdback amounts receivable (Note 6 and 8)	17,500	—
Other prepaid expenses and current assets	50,585	61,772

Total other current assets	$352,172	$422,938